Finance Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Finance Lease Liabilities [Abstract]
Schedule of Financing Lease Liabilities	Financing lease liabilities as of December 31, 2023 and June 30, 2023 consisted of the following:
	June 30, 2023	Increase/ (Decrease)	Payment	Exchange rate translation	December 31, 2023
Company vehicles	$168,878	$(170,852)	$-	$1,974	$-
Add: unrecognized finance expense	171,401	(173,733)	-	2,332	-
Total financing lease liabilities	$340,279	$(344,585)	$-	$4,306	$-

Schedule of Financing Lease Liabilities for Reporting Purposes	Analyzed for reporting purposes as:
	December 31, 2023	June 30, 2023
Long-term portion of finance lease liabilities	$-	$282,015
Current maturities of finance lease liabilities	-	58,264
Total	$-	$340,279

Schedule of Maturity Analysis of Financial Lease Liabilities	Maturity analysis of financial lease liabilities as of June 30, 2023 is as follows:
Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$73,640
Two years	73,640
Three years	73,640
Four years	73,640
Five years	73,640
Beyond five years	18,410
Total undiscounted cash flows	$386,610
Total financing lease liabilities	340,279
Difference between undiscounted cash flows and discounted cash flows	46,331